Notes Payable (Details Textual) - USD ($)									1 Months Ended			12 Months Ended
	May 04, 2018	Apr. 25, 2018	Apr. 10, 2018	Mar. 16, 2018	Mar. 12, 2018	Mar. 08, 2018	Jan. 08, 2018	Sep. 15, 2017	Dec. 27, 2017	Nov. 16, 2017	Oct. 18, 2017	Dec. 31, 2019	Dec. 31, 2018
Notes Payable (Textual)
Debt face amount													$ 98,903
Common stock, par value (in dollars per share)												$ 0.001	$ 0.001
Conversion price (in dollars per share)												$ 0.10
Convertible beneficial conversion feature													$ 111,370
Repayment of convertible notes											$ 53,000	$ 31,576	361,468
Conversion and cancellation cost of notes and warrants				$ 121,000
Payment of principal and accrued interest				56,000
Notes payable, description												In the first three months of 2020, two notes with principal balances of $50,000 each were paid off for a total of $108,000.
Loan balance												$ 4,967,890
Long term payable												1,500,000
Short term payable												3,467,890
Amount payable immediately												2,467,890
Amount of payable in equal semi-annual installments												$ 2,500,000
First payment being due date												May 24, 2020
Final payment being due date												May 24, 2022
12% Convertible Notes Due August 20, 2018 [Member]
Notes Payable (Textual)
Debt face amount								$ 53,000		$ 38,000
Debt maturity date								Jun. 20, 2018		Aug. 20, 2018
Debt interest rate (in percent)								12.00%		12.00%
Description of interest rate terms								Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.		Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)								$ 0.001		$ 38,000
Convertible note, initial conversion date								Mar. 24, 2018		May 16, 2018
Description of conversion for convertible notes								The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding common stock.		The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding common stock.
Convertible beneficial conversion feature										$ 28,000
Convertible beneficial conversion amortized										$ 13,000
Repayment of convertible notes	$ 38,000
Conversion and cancellation cost of notes and warrants	58,000			81,000
Payment of principal and accrued interest	40,000			25,000
Prepayment premium	18,000
Borrowings for repayment of notes				$ 121,000
12% Convertible Notes Due August 20, 2018 [Member] | Two Directors [Member]
Notes Payable (Textual)
Borrowings for repayment of notes					$ 121,000
12% Convertible Notes Due August 20, 2018 [Member] | Note holder [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)								$ 0.001		$ 0.001
Number of shares reserved for conversion (in shares)								36,369,879		20,716,914
12% Convertible Notes Due August 20, 2018 [Member] | Note warrant [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)								$ 0.001
Number of warrants purchase								1,320,598
Issued of warrants or exercisable								7 years
Convertible beneficial conversion feature								$ 53,000
Convertible beneficial conversion amortized								$ 53,000
Cancellation of warrant purchase				1,320,598
Payment of principal and accrued interest				$ 40,000
Prepayment premium				$ 40,000
12% Convertible Notes Due December 15, 2018 [Member]
Notes Payable (Textual)
Debt face amount						$ 26,500
Debt maturity date						Dec. 15, 2018
Debt interest rate (in percent)						12.00%
Description of interest rate terms						Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)						$ 0.001
Convertible note, initial conversion date						Sep. 05, 2018
Description of conversion for convertible notes						The conversion rate is variable and will be 51% of the average of the lowest one day trading price during the thirty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding Common Stock.
Repayment of convertible notes	26,500
Conversion and cancellation cost of notes and warrants	37,000
Payment of principal and accrued interest	27,000
Prepayment premium	10,000
12% Convertible Notes Due December 15, 2018 [Member] | Note holder [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)						$ 0.001
Number of shares reserved for conversion (in shares)						11,008,640
10% Promissory Notes Due September 01, 2019 [Member] | Non affiliated Individuals [Member]
Notes Payable (Textual)
Debt face amount												$ 1,150,000
Debt amount received												$ 2,350,000
Common stock, par value (in dollars per share)												$ 0.001
Exercise price												0.07
Per share note principle												$ 2.00
Debt maturity date												Sep. 01, 2019
Debt interest rate (in percent)												10.00%
12% Convertible Notes Due July 20, 2018 [Member]
Notes Payable (Textual)
Debt face amount							$ 105,000				$ 33,000
Debt maturity date											Jul. 20, 2018
Debt interest rate (in percent)							12.00%				12.00%
Description of interest rate terms											Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)							$ 0.001				$ 0.001
Convertible note, initial conversion date											Apr. 16, 2018
Description of conversion for convertible notes											The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding common stock.
Convertible beneficial conversion feature											$ 24,000
Convertible beneficial conversion amortized											$ 14,000
Repayment of convertible notes			$ 33,000
Conversion and cancellation cost of notes and warrants			51,000
Payment of principal and accrued interest			35,000
Prepayment premium			$ 16,000
12% Convertible Notes Due July 20, 2018 [Member] | Note holder [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)							$ 0.001				$ 0.001
Number of shares reserved for conversion (in shares)											18,062,397
12% Convertible Notes Due September 20, 2018 [Member]
Notes Payable (Textual)
Debt face amount									$ 28,000
Debt maturity date									Sep. 20, 2018
Debt interest rate (in percent)									12.00%
Description of interest rate terms									Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)									$ 0.001
Convertible note, initial conversion date									Apr. 16, 2018
Description of conversion for convertible notes									The conversion rate is variable and will be 58% of the average of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on conversion is limited to 4.99% of the company's then issued and outstanding common stock.
Convertible beneficial conversion feature									$ 20,000
Convertible beneficial conversion amortized									$ 7,000
Repayment of convertible notes	28,000
Conversion and cancellation cost of notes and warrants	41,000
Payment of principal and accrued interest	29,000
Prepayment premium	$ 12,000
12% Convertible Notes Due September 20, 2018 [Member] | Note holder [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)									$ 0.001
Number of shares reserved for conversion (in shares)									17,164,750
12% Convertible Notes Due August 28, 2018 [Member]
Notes Payable (Textual)
Debt face amount							$ 105,000
Debt maturity date							Aug. 28, 2018
Debt interest rate (in percent)							12.00%
Description of interest rate terms							Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of twenty-four percent (24%) per annum from the due date thereof until the same is paid.
Conversion price (in dollars per share)							$ 0.001
Convertible note, initial conversion date							Apr. 16, 2018
Description of conversion for convertible notes							The conversion rate is variable and will be 55% of the lowest one-day trading price during the twenty trading days preceding the holders notice of conversion. The number of shares issuable on any conversion is limited to 4.99% of the company's then issued and outstanding common stock. The note holder may increase the 4,99% limit to 9.99% on 61 days prior notice to the company. The company, at the request of the note holder, has reserved 40 million shares of its $0.001 common stock for conversion.
Repayment of convertible notes		$ 105,000
Conversion and cancellation cost of notes and warrants		163,000
Prepayment premium		54,000
Total prepayment premium		$ 163,000
12% Convertible Notes Due August 28, 2018 [Member] | Note holder [Member]
Notes Payable (Textual)
Conversion price (in dollars per share)							$ 0.001
Number of shares reserved for conversion (in shares)							40,000,000
10% Convertible Notes mature December 01, 2019 [Member] | Non affiliated Individuals [Member]
Notes Payable (Textual)
Debt face amount												$ 1,200,000